Taxes Other Than Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes Other Than Income Taxes [Line Items]
Taxes other than income taxes	$ 47,404	$ 41,449	$ 40,147
Property [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income taxes	21,550	16,618	16,573
Capital Stock [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income taxes	3,196	3,559	3,458
Gross Receipts, Excise And Franchise [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income taxes	10,060	9,408	9,450
Payroll [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income taxes	6,967	6,441	6,185
Other [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income taxes	$ 5,631	$ 5,423	$ 4,481